Income Tax - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended	0 Months Ended				1 Months Ended
	Oct. 11, 2011	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 19, 2012	Dec. 31, 2012 Development Services	Dec. 01, 2013 Scenario, Forecast	Dec. 31, 2012 During 2012 Employee	Dec. 31, 2012 For the remaining years of the grant Employee	Sep. 30, 2013 Windfall	Oct. 19, 2012 Income Tax	Oct. 19, 2012 Municipal Taxes	Dec. 31, 2012 Municipal Taxes	Dec. 31, 2012 Property Taxes
Income Tax Disclosure [Line Items]
Corporate income tax			39.00%		30.00%	30.00%	39.00%
Adjustment to deferred taxes due to changes in enacted tax rate			$ 1,400,000	$ 1,441,000
Total available gross net operating loss		12,400,000		12,400,000									97,900,000
Future realized windfall tax benefit		7,300,000		7,300,000
Net operating loss carried forward expires				Dec. 31, 2023
Open tax uncertainty positions		0		0
Reduction in deferred tax liability						(27,600,000)
Unremitted earnings for foreign subsidiaries					8,300,000
Tax exemption period														15 years	15 years
Tax exemption period, effective date														Jan. 01, 2012	Jan. 01, 2013
Preferential tax rate	7.00%				4.00%					4.00%
Percentage of income tax exemption																60.00%	90.00%
Tax exemption, conditions					The grant contains customary commitments, conditions and representations that EVERTEC, LLC will be required to comply with in order to maintain the grant. The more significant commitments include (i) maintaining at least 750 employees in EVERTEC, LLC's Puerto Rico data processing operations during 2012 and at least 700 employees for the remaining years of the grant; and (ii) investing at least $200.0 million in building, machinery, equipment or computer programs to be used
Commitments to maintain tax exemption grant, minimum number of employees to be maintained											750	700
Commitments to maintain tax exemption grant, investments								200,000,000
Commitments to maintain tax exemption grant, investment increment over four year cycle								50,000,000
Income subject to exemption amount					1,500,000	4,900,000			200,000
Tax exemption expiration date	2024-11-01
Base tax rate									7.00%
Base tax rate period									10 years
Unrecognized tax benefits, accrued interest expense					200,000	300,000
Average interest rate					10.00%	10.00%
Unrecognized tax benefits					$ 828,000	$ 1,503,000	$ 1,222,000